INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Tables)	9 Months Ended
Mar. 31, 2025
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Schedule of cash and cash equivalents

	03/31/2025	06/30/2024
Cash at bank and on hand	38,456,989	44,473,270
	38,456,989	44,473,270

Schedule of other financial assets

	03/31/2025	06/30/2024
Current
US Treasury bills	—	1,993,668
Mutual funds	—	6,658,805
Shares of Moolec Science S.A.	779,100	1,530,375
Other investments	110,293	1,512,680
	889,393	11,695,528

	03/31/2025	06/30/2024
Non-current
Shares of Bioceres Group PLC.	444,413	444,473
Other investments	117	190,080
	444,530	634,553

Schedule of trade receivables

	03/31/2025	06/30/2024
Current
Trade debtors	184,726,068	205,057,590
Allowance for impairment of trade debtors	(8,695,786)	(7,050,280)
Shareholders and other related parties (Note 15)	248,776	141,224
Allowance for credit notes to be issued	—	(2,905,624)
Trade debtors - Joint ventures and associates (Note 15)	4,179	782,142
Deferred checks	11,225,804	11,295,922
	187,509,041	207,320,974

Schedule of other receivables

	03/31/2025	06/30/2024
Current
Taxes	7,195,697	5,019,659
Shareholders and other related parties (Note 15)	550,789	—
Other receivables - Joint ventures and associates (Note 15)	322,051	207,449
Prepayments to suppliers	6,497,954	10,242,075
Prepaid expenses and other receivables	109,125	1,594,152
Miscellaneous	1,459,605	1,235,337
	16,135,221	18,298,672

	03/31/2025	06/30/2024
Non-current
Taxes	563,343	752,045
Other receivables - Joint ventures and associates (Note 15)	18,032,217	15,495,543
Reimbursements over exports	1,093,919	1,461,038
Loans receivables	230,000	230,000
Miscellaneous	7,526	18,495
	19,927,005	17,957,121

Schedule of inventories

	03/31/2025	06/30/2024
Seeds	10,212,302	5,967,231
Resale products	42,023,289	53,788,333
Manufactured products	18,980,865	26,081,250
Goods in transit	2,372,095	5,618,540
Supplies	16,187,828	22,546,093
Agricultural products	5,004,599	15,015,884
Allowance for obsolescence	(2,761,329)	(3,087,563)
	92,019,649	125,929,768

Net of agricultural products	87,015,050	110,913,884

Schedule of property, plant and equipment accumulated depreciation

	Net						Net
	carrying					Foreign	carrying
	amount				Depreciation	currency	amount
Class	06/30/2024	Additions	Transfers	Disposals	of the period	translation	03/31/2025
Office equipment	410,338	18,636	—	—	(59,886)	(4,125)	364,963
Vehicles	2,200,349	70,085	—	(8,276)	(665,031)	(3,470)	1,593,657
Equipment and computer software	507,469	62,231	—	—	(191,373)	3,579	381,906
Fixtures and fittings	2,786,470	9,083	—	—	(617,240)	4,256	2,182,569
Machinery and equipment	16,710,328	551,031	136,734	(1,649)	(2,200,283)	(101,283)	15,094,878
Land and buildings	39,677,902	—	46,430	—	(761,505)	(69,309)	38,893,518
Buildings in progress	12,280,422	4,744,861	(183,164)	—	—	(9,341)	16,832,778
Total	74,573,278	5,455,927	—	(9,925)	(4,495,318)	(179,693)	75,344,269

	Net					Net
	carrying				Foreign	carrying
	amount			Depreciation	currency	amount
Class	06/30/2023	Additions	Disposals	of the period	translation	03/31/2024
Office equipment	263,892	56,301	—	(51,251)	(1,462)	267,480
Vehicles	2,032,853	588,368	(9,013)	(635,040)	12,805	1,989,973
Equipment and computer software	174,399	152,174	—	(152,719)	(2,180)	171,674
Fixtures and fittings	2,862,949	11,085	—	(592,248)	(2,228)	2,279,558
Machinery and equipment	14,463,756	572,889	(71,256)	(1,789,498)	(68,933)	13,106,958
Land and buildings	36,144,792	3,228,807	—	(702,518)	2,060	38,673,141
Buildings in progress	11,911,194	6,367,797	—	—	(204,184)	18,074,807
Total	67,853,835	10,977,421	(80,269)	(3,923,274)	(264,122)	74,563,591

Schedule of accumulated amortization of intangibles

	Net carrying				Foreign	Net carrying
	amount			Amortization	currency	amount
Class	06/30/2024	Additions	Transfers	of the period	translation	03/31/2025
Seed and integrated products
HB4 technology and breeding program	35,574,371	3,009,617	—	(1,566,261)	—	37,017,727
Integrated seed products	2,681,826	—	—	(147,900)	78,973	2,612,899
Crop nutrition
Microbiological products	41,187,249	—	—	(2,746,385)	(3,031)	38,437,833
Microbiological products in progress	10,452,861	3,892,452	—	—	—	14,345,313
Other intangible assets
Trademarks and patents	47,906,064	152,802	—	(3,061,504)	—	44,997,362
Trademarks and patents with indefinite useful lives	10,045,294	—	—	—	—	10,045,294
Software	1,827,983	7,190	146,145	(340,820)	(103)	1,640,395
Software in progress	580,728	152,982	(146,145)	—	—	587,565
Customer loyalty	21,636,760	—	—	(1,026,644)	—	20,610,116
RG/RS/OX Wheat in progress	5,000,000	6,528,899	—	—	—	11,528,899
Total	176,893,136	13,743,942	—	(8,889,514)	75,839	181,823,403

	Net				Net
	carrying			Foreign	carrying
	amount		Amortization	currency	amount
Class	06/30/2023	Additions	of the period	translation	03/31/2024
Seed and integrated products
HB4 technology and breeding program	31,679,681	3,409,547	(1,282,642)	—	33,806,586
Integrated seed products	2,841,008	—	(139,914)	(42,748)	2,658,346
Crop nutrition
Microbiological products	37,295,460	—	(2,238,036)	—	35,057,424
Microbiological products in progress	12,213,341	4,457,981	—	—	16,671,322
Other intangible assets
Trademarks and patents	51,933,444	36,249	(3,059,216)	—	48,910,477
Trademarks and patents with indefinite useful lives	7,827,309	—	—	—	7,827,309
Software	1,638,519	491,707	(488,422)	(5,781)	1,636,023
Software in progress	349,171	558,442	—	—	907,613
Customer loyalty	23,006,023	—	(1,027,248)	—	21,978,775
RG/RS/OX Wheat in progress	5,000,000	—	—	—	5,000,000
Total	173,783,956	8,953,926	(8,235,478)	(48,529)	174,453,875

Schedule of trade and other payable

	03/31/2025	06/30/2024

Trade creditors	86,775,650	108,307,192
Shareholders and other related parties (Note 15)	269,498	37,985
Trade creditors - Parent company (Note 15)	818,754	729,171
Trade creditors - Joint ventures and associates (Note 15)	36,008,045	52,888,732
Taxes	3,640,496	5,647,550
Miscellaneous	1,087,799	1,121,839
	128,600,242	168,732,469

Schedule of borrowings

	03/31/2025	06/30/2024
Current
Bank borrowings	86,419,392	91,816,134
Corporate bonds	8,518,783	42,035,925
Trust debt securities	705,358	2,895,139
	95,643,533	136,747,198
Non-current
Bank borrowings	33,012,724	15,316,612
Corporate bonds	42,680,437	25,071,823
Trust debt securities	—	1,716,447
	75,693,161	42,104,882

Schedule of carrying value of borrowings

	03/31/2025		06/30/2024
	Amortized cost	Fair value	Amortized cost	Fair value
Current
Bank borrowings	86,419,392	83,980,058	91,816,134	89,874,010
Corporate Bonds	8,518,783	8,030,530	42,035,925	41,492,963

Non-current
Bank borrowings	33,012,724	28,345,049	15,316,612	14,850,783
Corporate Bonds	42,680,437	39,190,945	25,071,823	23,845,583

Schedule of employee benefits and social security

	03/31/2025	06/30/2024
Salaries, accrued incentives, vacations and social security	7,350,959	7,192,492
Key management personnel (Note 15)	480,943	148,466
	7,831,902	7,340,958

Schedule of deferred revenue and advances from customers

	03/31/2025	06/30/2024
Current
Advances from customers	3,862,028	3,335,740
Deferred revenue	—	587,400
	3,862,028	3,923,140
Non-current
Advances from customers	—	52,511
Deferred revenue	1,436,912	1,872,627
	1,436,912	1,925,138